Schedule of Investments
March 31, 2023 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 6.93%

Arrangement of Transportation of Freight & Cargo - 0.28%
C.H. Robinson Worldwide, Inc. (2)			2,496	248,028
Expeditors International of Washington, Inc. (2)			3,601	396,542

				644,570

Beverages - 0.36%
The Coca-Cola Co.			6,174	382,973
PepsiCo, Inc.			2,305	420,201

				803,174

Construction, Mining & Materials Handling Machinery & Equipment - 0.18%
Dover Corp.			2,586	392,917

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.17%
Kimberly-Clark Corp.			2,762	370,716

Diversified Financials - 0.11%
S&P Global Inc.			723	249,269

Electric Services - 0.18%
Nextera Energy, Inc.			5,141	396,268

Electromedical & Electrotherapeutic Apparatus - 0.13%
Medtronic PLC (Ireland)			3,501	282,251

Electronic & Other Electrical Equipment - 0.17%
Emerson Electric Co.			4,327	377,055

Food, Beverage, & Tobacco - 0.12%
JM Smucker Co. (2)			1,660	261,234

General Industrial Machinery & Equipment - 0.30%
Illinois Tool Works, Inc.			1,773	431,637
Nordson Corp. (2)			1,121	249,153

				680,790

Household Appliances - 0.22%
A.O. Smith Corp.			7,132	493,178

Industrial Inorganic Chemicals - 0.41%
Air Products & Chemicals, Inc.			1,502	431,389
Linde AG PLC (Ireland)			1,398	496,905

				928,294

Industrial Instruments For Measurement, Display & Control - 0.18%
Roper Technologies, Inc.			892	393,095

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 0.22%
Cintas Corp.			1,070	495,068

Miscellaneous Food Preparations & Kindred Products - 0.15%
McCormick & Company, Inc.			4,083	339,746

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.15%
PPG Industries, Inc.			2,496	333,416

Perfumes, Cosmetics & Other Toilet Preparations - 0.16%
Colgate-Palmolive Co.			4,751	357,038

Pharmaceutical Preparations - 0.34%
Abbott Laboratories			3,436	347,929
AbbVie Inc. (2)			327	52,114
Johnson & Johnson			2,319	359,445

				759,488

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.35%
Albemarle Corp.			3,596	794,860

Retail-Building Materials, Hardware, Garden Supply - 0.16%
The Sherwin-Williams Co.			1,569	352,664

Retail-Lumber & Other Building Materials Dealers - 0.16%
Lowe's Companies, Inc.			2,186	437,134

Retail-Variety Stores - 0.14%
Target Corp.			1,933	320,163

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.51%
Ecolab, Inc.			2,036	337,019
The Procter Gamble Co.			2,513	373,658
Church & Dwight Co., Inc.			4,772	421,893

				1,132,570

Special Industry Machinery (No Metalworking Machinery) - 0.16%
Pentair PLC (Ireland)			6,670	368,651

Specialty Cleaning, Polishing & Sanitation Preparations - 0.17%
The Clorox Co.			2,400	379,776

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.26%
Nucor Corp.			3,699	571,385

Surgical & Medical Instruments & Apparatus - 0.49%
3M Co.			2,417	254,051
Becton, Dickinson & Co.			1,440	356,458
West Pharmaceutical Services, Inc.			1,422	492,680

				1,103,189

Wholesale-Durable Goods - 0.27%
W.W. Grainger, Inc.			893	615,107

Wholesale-Groceries & Related Products - 0.15%
Sysco Corp.			4,487	346,531

Wholesale-Motor Vehicle Supplies & New Parts - 0.24%
Genuine Parts Co.			3,268	546,769

Total Common Stocks			(Cost $ 10,440,697)	15,526,366

Real Estate Investment Trusts - 0.26% (5)

Essex Property Trust, Inc.			1,162	243,021
Realty Income Corp.			5,477	346,803

Total Real Estate Investment Trusts			(Cost $ 697,474)	589,824

Sukuks - 66.31%

Banks - 11.98%
AHB Sukuk, Ltd., 4.375%, 09/19/2023 (Cayman Islands)			6,300,000	6,258,641
AUB Sukuk, Ltd., Sr. Unsecured Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands)			1,000,000	901,576
DIB Sukuk, Ltd., Sr. Unsecd. Note, 2.950%, 02/20/2025 (Cayman Islands)			3,000,000	2,878,995
KIB Sukuk Ltd., Sub, 2.375%, 11/30/2030 (Cayman Islands)			3,450,000	3,080,246
QIB Sukuk Ltd., Unsecd Note Series EMTN, 3.982%, 03/26/2024 (Cayman Islands)			3,800,000	3,751,170
QIIB Senior Sukuk Ltd., Sr. Unsecd. Note REGS, 4.264%, 03/05/2024 (Cayman Islands)			4,000,000	3,955,000
SIB Sukuk Co. III Ltd Sr. Unsecd. Note, 4.231%, 04/18/2023 (Cayman Islands)			6,000,000	5,993,814

				26,819,442

Basic Materials - 2.99%
Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)			6,785,000	6,696,123

Communications Equipment - 0.89%
ICD Sukuk Co. Ltd., Sr., 5.000%, 02/01/2027 (Cayman Islands)			2,000,000	2,004,500

Energy - 3.50%
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (6)			6,500,000	6,193,239
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (6)			1,000,000	954,528
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			800,000	700,878

				7,848,645

Financial Services - 0.88%
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands)			2,000,000	1,975,492

Food & Beverage - 1.33%
Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)			3,000,000	2,968,503

Home Construction - 5.36%
Aldar Sukuk Ltd., 4.750%, 09/29/2025 (Cayman Islands)			6,000,000	5,976,396
Esic Sukuk Ltd., 3.939%, 07/30/2024 (Cayman Islands)			6,200,000	6,028,043

			12,200,000	12,004,439

Leasing and Rental - 0.67%
Air Lease Corp. Sukuk Ltd. Sr. Unsecd. Note Series 144A, 5.85%, 04/01/2028 (United States)			1,500,000	1,506,705

Other Financial - 2.08%
EMG Sukuk Ltd, 4.564%, 06/18/2024 (Cayman Islands)			4,700,000	4,650,706

Real Estate - 1.09%
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			1,000,000	958,210
DIFC Investments LLC, Note, Series REGS, 4.325%, 11/12/2024 (United Arab Emirates)			1,500,000	1,475,793

				2,434,003

Sovereigns - 21.10%
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			1,500,000	1,443,750
CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain)			1,500,000	1,511,250
CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024 (Bahrain)			500,000	504,925
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)			2,000,000	1,993,846
CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (1)			1,000,000	901,250
CBB International Sukuk Prog. Sr. Unsecd. Note Series REGS, 3.875%, 05/18/2029 (Bahrain) (6)			1,000,000	905,570
Egypt Taskeek Co. Sr. Unsecd. Note Series 144A, 10.875%, 02/28/2026 (Egypt) (6)			2,000,000	1,834,112
Hazine Mustesarligi, Series REGS, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	1,000,150
Hazine Mustesarligi, REGS, 5.004%, 04/06/2023 (Turkey) (6)			1,000,000	998,800
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,000,000	910,000
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.900%, 08/20/2024 (Indonesia)			3,800,000	3,763,900
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia)			1,685,000	1,659,725
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2026 (Indonesia)			2,500,000	2,375,998
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			1,500,000	1,466,498
Wakala Global Sukuk BHD, REGS, 3.043%, 04/22/2025 (Malaysia)			2,000,000	1,954,669
Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (6)			2,500,000	2,461,950
Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (6)			1,000,000	995,072
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,543,750
Oman, Government, Sr. Unsecd. Series REGS, 4.397%, 06/01/2024 (Oman) (6)			2,000,000	1,974,780
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2026 (Indonesia) (6)			3,800,000	3,611,518
Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.900%, 08/20/2024 (Indonesia) (6)			3,500,000	3,466,750
RAK Capital, 3.094%, 3/31/2025			2,500,000	2,415,400
Sharjah Sukuk Ltd., 3.764%, 09/17/2024 (Cayman Islands)			2,800,000	2,744,412
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands)			4,000,000	3,839,556

				47,277,631

Supranationals - 2.27%
IDB Trust Services, Ltd. REGS, 3.389%, 09/26/2023 (Jersey)			2,700,000	2,676,359
IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024 (Jersey)			2,500,000	2,401,170

				5,077,529

Transportation & Logistics - 4.14%
DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)			9,300,000	9,277,810

Utilities - 5.01%
Saudi Electricty Global, REGS 3.473%, 04/08/2023 (Cayman Islands)			4,160,000	4,150,748
Tabreed Sukuk SPC, Ltd, Sr. Unsecd. Note REGS, 5.500%, 10/31/2025 (United Arab Emirates)			4,204,000	4,256,550
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			3,000,000	2,824,950

				11,232,248

Wireline Telecommunications Services - 3.02%
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)			4,600,000	4,563,729
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,206,712

				6,770,441

Total Sukuks			(Cost $ 153,931,491)	148,544,217

Bank Time Deposits - 16.45% (5)

Arab Banking Corp., NY Branch, 5.280%, 07/25/2023 (Bahrain)			$ 3,093,381	$ 3,093,381
Arab Banking Corp., NY Branch, 5.200%, 07/21/2023 (Bahrain)			$ 2,042,770	$ 2,042,770
Arab Banking Corp., NY Branch, 5.180%, 04/20/2023 (Bahrain)			$ 2,000,000	$ 2,000,000
Arab Banking Corp., NY Branch, 4.750%, 04/13/2023 (Bahrain)			$ 1,000,000	$ 1,000,000
Arab Banking Corp., NY Branch, 5.280%, 07/24/2023 (Bahrain)			$ 1,000,000	$ 1,000,000
Arab Banking Corp., NY Branch, 4.440%, 05/15/2023 (Bahrain)			$ 1,112,734	$ 1,112,734
Arab Banking Corp., NY Branch, 5.350%, 08/21/2023 (Bahrain)			$ 2,056,971	$ 2,056,971
Gulf International Bank (UK), 4.500%, 05/11/2023 (Bahrain)			$ 2,029,944	$ 2,029,944
Gulf International Bank (UK), 4.700%, 06/28/2023 (Bahrain)			$ 2,560,362	$ 2,560,362
Gulf International Bank (UK), 4.900%, 08/28/2023 (Bahrain)			$ 2,552,201	$ 2,552,201
Gulf International Bank (UK), 5.120%, 09/14/2023 (Bahrain)			$ 1,013,449	$ 1,013,449
Maybank Islamic Bank, 4.940%, 06/23/2023 (Malaysia)			$ 2,025,650	$ 2,025,650
Maybank Islamic Bank, 5.070%, 07/05/2023 (Malaysia)			$ 2,034,979	$ 2,034,979
Maybank Islamic Bank, 5.070%, 09/05/2023 (Malaysia)			$ 2,000,000	$ 2,000,000
Qatar National Bank, 5.130%, 04/06/2023 (Qatar)			$ 1,000,000	$ 1,000,000
Qatar National Bank, 4.540%, 04/06/2023 (Qatar)			$ 1,076,083	$ 1,076,083
Qatar National Bank, 5.460%, 06/01/2023 (Qatar)			$ 500,000	$ 500,000
Qatar National Bank, 5.420%, 06/08/2023 (Qatar)			$ 1,027,372	$ 1,027,372
Qatar National Bank, 5.470%, 06/20/2023 (Qatar)			$ 1,018,597	$ 1,018,597
Qatar National Bank, 5.160%, 06/21/2023 (Qatar)			$ 554,964	$ 554,964
Qatar National Bank, 5.280%, 07/06/2023 (Qatar)			$ 2,048,140	$ 2,048,140
Qatar National Bank, 5.340%, 08/16/2023 (Qatar)			$ 3,106,610	$ 3,106,610

Total Bank Time Deposits			(Cost $ 36,854,206)	36,854,207

Trade Finance Agreements (3) - 3.72%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value

Energy-Oil Refining & Marketing - 3.72%
African Export Import Bank, 5.118864% (4-month US LIBOR + 1.000%), 09/05/2023 DD2	$ 534,147		$ 534,147	$ 529,233
Government of Bangladesh, 5.789%, 05/30/2023 (Bangladesh) (4)	$ 479,418		$ 479,418	$ 479,323
Government of Bangladesh, 5.808%, 06/12/2023 (Bangladesh) (4)	$1,269,232		$ 1,269,232	$ 1,268,978
Government of Bangladesh, 5.808%, 07/05/2023 (Bangladesh) (4)	$1,288,712		$ 1,288,712	$ 1,288,455
Government of Bangladesh, 5.893923%, 07/31/2023 (Bangladesh) (4)	$ 962,637		$ 962,637	$ 962,445
Government of Egypt, 3.680%, 04/03/2023 (Egypt) (4)	$ 36,646		$ 36,646	$ 35,287
Government of Egypt, 3.680%, 04/03/2023 (Egypt) (4)	$ 2,223		$ 2,223	$ 2,140
Government of Egypt, 3.680%, 04/03/2023 (Egypt) (4)	$ 36,625		$ 36,625	$ 35,267
Government of Egypt, 3.680%, 04/03/2023 (Egypt) (4)	$ 2,223		$ 2,223	$ 2,140
Government of Egypt, 3.680%, 05/11/2023 (Egypt) (4)	$ 15,910		$ 15,910	$ 15,319
Government of Egypt, 3.680%, 05/12/2023 (Egypt) (4)	$ 35,466		$ 35,466	$ 34,150
Government of Egypt, 3.680%, 05/12/2023 (Egypt) (4)	$ 2,313		$ 2,313	$ 2,227
Government of Egypt, 3.680%, 05/12/2023 (Egypt) (4)	$ 35,405		$ 35,405	$ 34,091
Government of Egypt, 3.680%, 05/12/2023 (Egypt) (4)	$ 2,313		$ 2,313	$ 2,227
Government of Egypt, 3.680%, 05/22/2023 (Egypt) (4)	$ 13,721		$ 13,721	$ 13,212
Government of Egypt, 3.680%, 06/02/2023 (Egypt) (4)	$ 35,380		$ 35,380	$ 34,067
Government of Egypt, 3.680%, 06/02/2023 (Egypt) (4)	$ 2,313		$ 2,313	$ 2,227
Government of Egypt, 3.680%, 06/05/2023 (Egypt) (4)	$ 36,782		$ 36,782	$ 35,417
Government of Egypt, 3.680%, 06/05/2023 (Egypt) (4)	$ 2,290		$ 2,290	$ 2,205
Government of Egypt, 3.680%, 06/09/2023 (Egypt) (4)	$ 36,635		$ 36,635	$ 35,276
Government of Egypt, 3.680%, 06/09/2023 (Egypt) (4)	$ 2,290		$ 2,290	$ 2,205
Government of Egypt, 3.680%, 06/16/2023 (Egypt) (4)	$ 13,872		$ 13,872	$ 13,357
Government of Egypt, 3.680%, 06/16/2023 (Egypt) (4)	$ 16,778		$ 16,778	$ 16,156
Government of Egypt, 3.680%, 06/16/2023 (Egypt) (4)	$ 93,509		$ 93,509	$ 90,040
Government of Egypt, 3.680%, 06/16/2023 (Egypt) (4)	$ 26,821		$ 26,821	$ 25,826
Government of Egypt, 3.680%, 06/20/2023 (Egypt) (4)	$ 79,824		$ 79,824	$ 76,863
Government of Egypt, 3.680%, 06/20/2023 (Egypt) (4)	$ 38,738		$ 38,738	$ 37,301
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 51,415		$ 51,415	$ 49,508
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 50,610		$ 50,610	$ 48,732
Government of Egypt, 3.680%, 06/22/2023 (Egypt) (4)	$ 4,783		$ 4,783	$ 4,605
Government of Egypt, 3.680%, 06/23/2023 (Egypt) (4)	$ 40,720		$ 40,720	$ 39,209
Government of Egypt, 3.680%, 06/26/2023 (Egypt) (4)	$ 50,619		$ 50,619	$ 48,741
Government of Egypt, 3.680%, 06/26/2023 (Egypt) (4)	$ 4,783		$ 4,783	$ 4,605
Government of Egypt, 3.680%, 06/26/2023 (Egypt) (4)	$ 41,313		$ 41,313	$ 39,780
Government of Egypt, 3.680%, 06/26/2023 (Egypt) (4)	$ 2,860		$ 2,860	$ 2,754
Government of Egypt, 3.680%, 06/30/2023 (Egypt) (4)	$ 23,149		$ 23,149	$ 22,290
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 50,364		$ 50,364	$ 48,495
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 4,783		$ 4,783	$ 4,605
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 49,888		$ 49,888	$ 48,037
Government of Egypt, 3.680%, 07/03/2023 (Egypt) (4)	$ 4,783		$ 4,783	$ 4,605
Government of Egypt, 3.680%, 07/13/2023 (Egypt) (4)	$ 27,641		$ 27,641	$ 26,616
Government of Egypt, 3.680%, 07/17/2023 (Egypt) (4)	$ 25,863		$ 25,863	$ 24,903
Government of Egypt, 3.680%, 07/21/2023 (Egypt) (4)	$ 2,083		$ 2,083	$ 2,006
Government of Egypt, 3.680%, 07/21/2023 (Egypt) (4)	$ 2,164		$ 2,164	$ 2,084
Government of Egypt, 3.680%, 09/01/2023 (Egypt) (4)	$ 44,324		$ 44,324	$ 42,679
Government of Egypt, 3.680%, 09/01/2023 (Egypt) (4)	$ 3,939		$ 3,939	$ 3,793
Government of Egypt, 3.680%, 09/07/2023 (Egypt) (4)	$ 24,537		$ 24,537	$ 23,626
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 3,387		$ 3,387	$ 3,262
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 44,873		$ 44,873	$ 43,208
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 39,306		$ 39,306	$ 37,848
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 5,091		$ 5,091	$ 4,902
Government of Egypt, 3.680%, 09/18/2023 (Egypt) (4)	$ 46,248		$ 46,248	$ 44,532
Government of Egypt, 3.680%, 09/21/2023 (Egypt) (4)	$ 3,095		$ 3,095	$ 2,980
Government of Egypt, 3.680%, 09/25/2023 (Egypt) (4)	$ 24,235		$ 24,235	$ 23,336
Government of Egypt, 3.680%, 10/06/2023 (Egypt) (4)	$ 377		$ 377	$ 363
Government of Egypt, 3.680%, 10/06/2023 (Egypt) (4)	$ 44,571		$ 44,571	$ 42,918
Government of Egypt, 3.680%, 10/06/2023 (Egypt) (4)	$ 3,387		$ 3,387	$ 3,262
Government of Egypt, 3.680%, 10/10/2023 (Egypt) (4)	$ 3,939		$ 3,939	$ 3,793
Government of Egypt, 3.680%, 10/10/2023 (Egypt) (4)	$ 155		$ 155	$ 149
Government of Egypt, 3.680%, 10/12/2023 (Egypt) (4)	$ 2,832		$ 2,832	$ 2,727
Government of Egypt, 3.680%, 10/23/2023 (Egypt) (4)	$ 534		$ 534	$ 514
Government of Egypt, 3.680%, 11/02/2023 (Egypt) (4)	$ 2,467		$ 2,467	$ 2,375
Government of Egypt, 3.680%, 11/09/2023 (Egypt) (4)	$ 40,082		$ 40,082	$ 38,595
Government of Egypt, 3.680%, 11/20/2023 (Egypt) (4)	$ 175		$ 175	$ 168
Government of Egypt, 3.680%, 11/24/2023 (Egypt) (4)	$ 1,098		$ 1,098	$ 1,058
Government of Egypt, 7.338474%, 01/02/2024 (Egypt) (4)	$ 658,692		$ 658,692	$ 630,698
Government of Egypt, 7.29334%, 01/12/2024 (Egypt) (4)	$ 718,200		$ 709,950	$ 687,677
Government of Egypt, 7.271312%, 01/29/2024 (Egypt) (4)	$ 33,380		$ 33,380	$ 31,961
Government of Egypt, 7.296072%, 01/29/2024 (Egypt) (4)	$ 670,851		$ 670,851	$ 642,340
Government of Egypt, 7.755393%, 02/26/2024 (Egypt) (4)	$ 34,228		$ 34,228	$ 32,773
Government of Egypt, 7.765085%, 02/26/2024 (Egypt) (4)	$ 30,041		$ 30,041	$ 28,764
Government of Egypt, 7.80218%, 03/04/2024 (Egypt) (4)	$ 476,003		$ 476,003	$ 455,773

				$ 8,333,083

Total Trade Finance Agreements			(Cost $ 8,491,841)	8,333,083

Total Investments - 93.68%			(Cost $ 210,617,454)	209,847,697

Other Assets Less Liabilities - 6.32%				14,168,657

Total Net Assets - 100.00%				224,016,354

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$16,116,190	$-
Level 2 - Other Significant Observable Inputs			185,398,424	-
Level 3 - Significant Unobservable Inputs			8,333,083	-
Total			$209,847,697	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2023, these restricted securities amounted to $8,513,073, which represented 4.08% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees.  At March 31, 2023, these liquid restricted securities amount to $25,931,419, which represented 12.42% of total net assets.